ORGANIZATION AND DESCRIPTION OF BUSINESS (FY) (Details)	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 01, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Exchange ratio			1.01508